UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2016

Steven I. Koszalka

Limited Term Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of America®
Investment portfolio
October 31, 2016
unaudited
Bonds, notes & other debt instruments 91.67% Alabama 1.12%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	$4,000	$4,495
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	3,305	3,797
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	14,500	15,971
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2018	1,000	1,073
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	5,385	6,405
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023	2,500	2,951
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2021	2,065	2,330
The Medical Clinic Board of the City of Montgomery, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), 5.00% 2023	1,125	1,312
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.), Series 2012-A, 5.00% 2020	1,140	1,300
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	1,160	1,204
Board of Trustees of the University of Alabama, General Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	2,500	2,849
		43,687
Alaska 0.14%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	3,000	3,207
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2017	2,010	2,085
		5,292
Arizona 1.33%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 2.48% 2048 (put 2020)[1]	4,000	4,070
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2020	1,550	1,767
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2021	1,000	1,170
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,204
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,022
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2008-D, 5.50% 2038 (preref. 2018)	5,425	5,707
Health Facs. Auth., Rev. Bonds (Scottsdale Lincoln Hospitals Project), Series 2014-A, 5.00% 2024	1,000	1,241
Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	524
Maricopa County, Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	3,742
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2026	600	751
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2027	1,000	1,240
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2019	1,000	1,103
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2017	2,000	2,059
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2008-D, AMT, 5.25% 2018	1,000	1,070
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,077
City of Phoenix, Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,459
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single Family Mortgage Rev. Bonds, Series 2007-A-2, AMT, 5.80% 2040	40	41
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single Family Mortgage Rev. Bonds, Series 2006-3A, AMT, 5.25% 2038	25	26
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2021	400	469
Limited Term Tax-Exempt Bond Fund of America — Page 1 of 41

unaudited
Bonds, notes & other debt instruments Arizona (continued)	Principal amount (000)	Value (000)
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2022	$800	$961
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,116
School Facs. Board, Certs. of Part., Series 2015-A, 5.00% 2021	1,500	1,750
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,052
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,151
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,270	3,731
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2020	3,180	3,594
		52,097
Arkansas 0.03%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, 2.18% 2044 (put 2022)[1]	1,000	991
California 10.63%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,750	2,063
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,300	1,583
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 4.00% 2021	1,035	1,167
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2019	980	1,086
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.53% 2045 (put 2023)[1]	20,500	20,485
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.53% 2047 (put 2023)[1]	3,500	3,497
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-E-3, 1.33% 2047 (put 2019)[1]	1,000	1,000
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-B-1, 1.73% 2045 (put 2024)[1]	2,500	2,525
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 1.23% 2034 (put 2020)[1]	2,500	2,490
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 1.33% 2034 (put 2021)[1]	10,480	10,434
Successor Agcy. to the Brea Redev. Agcy. (Redev. Project AB), 2013 Tax Allocation Ref. Bonds, 5.00% 2021	725	849
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1 (Orange County), G.O. Bonds, Election 1999, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	4,900	3,830
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2017	1,130	1,161
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,057
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	1,570	1,664
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2024	500	617
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	500	618
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,213
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	975	1,122
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019 (escrowed to maturity)	3,000	3,323
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2020	9,000	9,969
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), 5.00% 2022	640	754
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2020	1,640	1,847
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2025	1,270	1,531
Limited Term Tax-Exempt Bond Fund of America — Page 2 of 41

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
El Centro Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	$1,000	$1,201
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, 3.00% 2017	750	763
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, 3.00% 2018	450	466
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2022	525	618
G.O. Bonds, Series 2012-A, 1.08% 2033 (put 2018)[1]	5,000	4,986
G.O. Bonds, Series 2016-B, 1.13% 2031 (put 2021)[1]	3,250	3,258
Various Purpose G.O. Bonds, 4.00% 2030 (put 2021)	500	561
Various Purpose G.O. Bonds, 5.00% 2026	3,000	3,745
Various Purpose G.O. Ref. Bonds, 5.00% 2021	5,000	5,890
Various Purpose G.O. Ref. Bonds, 5.00% 2023	6,500	7,875
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,430	1,454
Successor Agcy. to the Glendale Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), BAM insured, 4.00% 2023	500	579
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	1,000	812
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2013-A, 5.00% 2020	6,100	6,904
Successor Agcy. to the Community Redev. Agcy. of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2022	500	600
Successor Agcy. to the Community Redev. Agcy. of the City of Hawthorne, Tax Allocation Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2027	1,070	1,321
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC - Paradise Valley Estates Project), Series 2013, 5.00% 2023	550	668
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.00% 2019	750	834
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	522
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	658
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	5,500	6,634
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	1,200	1,372
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-A, 1.63% 2037 (put 2020)[1]	3,000	3,020
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, 1.83% 2037 (put 2022)[1]	3,500	3,519
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2013-A-2, 0.874% 2047 (put 2019)[1]	2,500	2,497
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2015-B-1, 0.91% 2047 (put 2018)[1]	5,000	5,007
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 5.00% 2021	500	585
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 5.00% 2026	1,260	1,570
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2021	750	869
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,185
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2023	590	718
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2022	615	737
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2023	1,205	1,467
Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,895	4,666
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2019	1,805	1,981
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	890	999
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,090	1,274
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	3,924
City of Los Angeles, Community Facs. Dist. No. 4, Special Tax Ref. Bond (Playa Vista - Phase 1), Series 2014, 5.00% 2025	1,250	1,504
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2011-A, 5.00% 2018	770	824
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	1,500	1,655
Limited Term Tax-Exempt Bond Fund of America — Page 3 of 41

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2021 (escrowed to maturity)	$3,000	$3,660
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	2,500	2,665
Los Angeles County, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,573
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	3,879
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Ref. Bonds, Series 2011-A-1, 5.00% 2018	7,010	7,496
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2020	2,000	2,259
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds, Series 2012-C, 5.00% 2022	3,250	3,858
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	400	483
Menifee Union School Dist. Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2030	625	747
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds (SIFMA Index Model), Series 2012-B1, 1.01% 2027 (put 2018)[1]	1,000	999
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	535	558
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	1,000	1,113
Municipal Fin. Auth., Rev. Ref. Bonds (NorthBay Healthcare Group), Series 2016-A, 2.00% 2017	1,000	1,010
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,000	1,126
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 2.00% 2017	635	639
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 3.00% 2018	2,180	2,247
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 3.00% 2019	1,120	1,168
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	1,000	1,107
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2020	2,000	2,209
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,000	1,101
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2019	2,000	2,212
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2020	2,500	2,840
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2021	2,000	2,321
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,000
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,000	1,043
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2020	2,020	2,280
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2021	7,750	8,957
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2022	4,000	4,723
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023	2,750	3,281
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 4.00% 2022	1,000	1,144
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2023	750	892
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 2029	500	609
Palomar Pomerado Health, G.O. Bonds, Election of 2004, Series 2007-A, National insured, 0% 2026	3,485	2,651
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2002-C, AMT, 5.25% 2023 (put 2017)[2]	8,250	8,591
Pollution Control Fncg. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.75% 2023 (put 2017)[1,2]	8,000	8,000
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2019	2,000	2,239
Limited Term Tax-Exempt Bond Fund of America — Page 4 of 41

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2021 (escrowed to maturity)	$3,250	$3,844
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2011-A, 5.00% 2019	2,000	2,227
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.00% 2021	1,000	1,178
Successor Agcy. to the Rancho Mirage Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2022	1,495	1,773
Redding Joint Powers Fncg. Auth., Electric System Rev. Bonds, Series 2015-A, 5.00% 2028	500	605
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2020	545	610
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport), Issue of 2012, AMT, 5.00% 2021	1,700	1,948
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2027	835	1,008
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2028	405	485
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2029	2,250	2,691
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2031	1,035	1,220
Riverside County, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,254
Riverside County, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,239
Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2017	680	692
Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2018	760	802
City of Sacramento, North Natomas Drainage Community Facs. Dist. No. 97-1, Special Tax Bonds, Series 2015, 5.00% 2027	1,500	1,798
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2017	1,000	1,029
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	5,593
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,387
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, 5.00% 2017	400	413
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,344
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,189
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	8,700
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,559
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-A, 5.00% 2033	375	452
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2027	500	623
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2027	470	586
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2022	1,000	1,176
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	7,941
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2022	2,500	2,538
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2018	3,750	3,943
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.00% 2019	3,000	3,264
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2020	3,070	3,464
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.25% 2022	3,650	4,215
Successor Agcy. to the San Marcos Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	2,505	3,080
Santa Cruz County, Redev. Successor Agcy., Tax Allocation Ref. Bonds, Series 2014, BAM insured, 5.00% 2020	985	1,127
Santa Cruz County, Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, BAM insured, 5.00% 2026	470	588
Limited Term Tax-Exempt Bond Fund of America — Page 5 of 41

unaudited
Bonds, notes & other debt instruments California (continued)	Principal amount (000)	Value (000)
Santa Cruz County, Redev. Successor Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, BAM insured, 5.00% 2027	$1,000	$1,243
City of Santa Fe Springs, Community Dev. Commission (Los Angeles County), Consolidated Redev. Project, Tax Allocation Bonds (Current Interest and Capital Appreciation Bonds), Series 2006-A, National insured, 0% 2023	4,455	3,807
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2022	2,795	3,340
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,000
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2009-A, 5.00% 2019	2,500	2,769
Statewide Communities Dev. Auth., Rev Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2025	2,585	3,134
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2002-C, 5.00% 2029 (put 2017)	5,700	5,820
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,193
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.00% 2019	1,100	1,224
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,240	2,509
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2026	700	879
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2027	700	871
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 5.00% 2018 (escrowed to maturity)	2,500	2,659
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.00% 2020	750	839
Statewide Water System Rev. Ref. Bonds (Water Resource Center Project), Series 2015-AU., 1.25% 2035 (put 2017)[1]	5,500	5,504
Stockton Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, Build America Mutual insured, 5.00% 2019	950	1,055
Stockton Unified School Dist., G.O. Bonds, 5.00% 2026	2,610	3,252
Stockton Unified School Dist., G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	850	1,034
Sweetwater Union High School Dist., Capital Appreciation Bonds, Series 2004-C, Assured Guaranty Municipal insured, 0% 2023	3,965	3,501
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2023	300	367
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2024	535	663
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2025	300	372
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2028	1,000	1,204
Temecula Valley Unified School Dist., Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2029	500	598
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	4,945	5,061
Successor Agcy. to the Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	950	1,187
Successor Agcy. to the Tracy Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	375	463
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,015
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2005-F-3, 5.00% 2021 (preref. 2018)	1,500	1,594
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2017	2,250	2,300
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2019	2,500	2,754
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2020	2,500	2,843
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AM, 5.00% 2019	2,000	2,250
Successor Agcy. to the Redev. Agcy. of the City of West Sacramento, Tax Allocation Rev. Ref. Bonds (West Sacramento Redev. Project), Series 2016, 5.00% 2026	420	529
		415,705
Colorado 1.60%
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2021	1,000	1,160
City and County of Denver, Airport System Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	1,300	1,536
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	3,000	3,449
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Bonds, notes & other debt instruments Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	$3,445	$4,031
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.25% 2018	2,500	2,710
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.75% 2020	2,700	3,167
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2029	6,500	7,533
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,000	2,300
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2021	3,800	4,447
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,780
Health Facs. Auth. Rev. Bonds (Catholic Health Initiatives), Series 2014-B-3, 1.875% 2039 (put 2019)	1,000	1,008
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 4.00% 2020	300	323
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2021	1,200	1,361
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2022	1,500	1,729
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,500	1,773
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2025	3,000	3,573
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	3,000	3,637
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 2.00% 2016	550	551
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2021	1,765	2,014
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,400	1,659
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	1,080	1,291
Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	3,835	4,605
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	235	247
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.00% 2018	1,640	1,743
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	1,866
		62,493
Connecticut 1.17%
Various Purpose G.O. Bonds, Series 2015-C, 1.53% 2021[1]	7,500	7,507
Various Purpose G.O. Bonds, Series 2015-D, 1.38% 2018[1]	2,000	2,009
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2024	1,645	1,994
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,450	1,770
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	855	924
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	670	711
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	7,080	7,553
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2012-F-2, AMT, 2.75% 2035	615	625
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	5,850	6,159
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	1,965	2,079
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2016-A-1, 4.00% 2045	2,390	2,575
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,627
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	9,302
		45,835
Delaware 0.01%
Housing Auth., Single Family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	495	512
District of Columbia 0.87%
Convention Center Auth., Dedicated Tax Rev. Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,018
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	3,000	3,076
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,292
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Bonds, notes & other debt instruments District of Columbia (continued)	Principal amount (000)	Value (000)
University Rev. Bonds (Georgetown University Issue), Series 2001-B 4.70% 2031, (put 2018)	$8,500	$8,912
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), 5.00% 2027	1,500	1,866
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,185
Metropolitan Area Transit Auth., Gross Rev. Transit Bonds, Series 2016-A, 5.00% 2018	3,000	3,202
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,042
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	3,000	3,419
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2027	1,000	1,209
		34,221
Florida 7.01%
Brevard County Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2023	1,100	1,316
Broward County, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2024	5,000	5,801
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,126
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	5,000	5,497
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,314
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,850	6,004
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds, Series 2015-A-1, 5.00% 2020	3,500	3,899
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2019	3,600	3,958
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2020	4,500	5,086
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2021	1,000	1,160
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	10,200	12,090
Collier County, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2023	400	478
Collier County, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2024	500	602
Collier County, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2025	330	402
Collier County, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2026	350	421
Collier County, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2027	240	286
Collier County, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2028	445	527
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2020[2]	1,000	1,092
Community Redev. Agcy., Tax Increment Rev. Bonds (Southeast Overtown/Park West), Series 2014-A-1, 5.00% 2022[2]	1,000	1,127
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018 (preref. 2017)	3,000	3,115
Escambia County, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.00% 2017	2,510	2,584
Escambia County, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.125% 2020	1,270	1,430
South Florida Water Management Dist., Certs. of Part., 5.00% 2026	2,000	2,491
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT, Assured Guaranty Municipal insured, 5.25% 2018	1,200	1,294
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	5,915	6,883
Health and Educational Facs. Auth., Rev. Bonds (Ascension Senior Credit Group), Series 2013-B-1, 1.375% 2038 (put 2019)	5,700	5,703
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Hillsborough County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project), Series 2007-A, 5.65% 2018	$4,000	$4,266
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,140	1,187
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	575	605
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 1, 4.00% 2047	1,250	1,352
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	285	285
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	215	223
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	1,000	1,089
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2017	4,000	4,153
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,560
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2017	500	520
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2019	400	446
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2024	1,000	1,248
City of Lakeland, Energy System Rev. Ref. Bonds, 5.00% 2025	1,000	1,261
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2016, 5.00% 2026	1,360	1,683
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2016, 5.00% 2027	3,195	3,911
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds (Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	615	650
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,150
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,700
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2019	1,650	1,826
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,163
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,570
Miami-Dade County, Aviation Rev. Ref. Bonds, AMT, 5.00% 2023	945	1,132
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2020	2,000	2,276
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	11,600	13,462
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2027	1,325	1,566
Miami-Dade County, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	700	851
Miami-Dade County, Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue), Series 2007-B, AMBAC insured, 5.25% 2018	3,760	3,983
Miami-Dade County, Expressway Auth. Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	1,750	2,076
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	1,225	1,390
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,572
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2003-E, AMT, National insured, 5.375% 2017	2,000	2,083
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-A, 5.75% 2022	1,500	1,700
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.50% 2018	3,580	3,888
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds, Series 2009-B, 5.75% 2021	2,000	2,267
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2019	1,250	1,378
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2020	550	624
Miami-Dade County, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2021	1,500	1,745
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,122
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,183
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,156
Miami-Dade County, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,500	1,746
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,592
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	4,990
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, Assured Guaranty insured, 5.25% 2023 (preref. 2018)	1,350	1,463
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Bonds, notes & other debt instruments Florida (continued)	Principal amount (000)	Value (000)
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020 (preref. 2019)	$2,430	$2,728
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2026	850	1,046
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2024	2,300	2,829
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,582
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,195
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2016-A, 5.00% 2018	1,200	1,293
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,250	1,379
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,500	1,702
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,135
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2022	1,250	1,488
Orlando-Orange County, Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,500	1,814
Palm Beach County, Health Facs. Auth., Rev. Bonds (Lifespaces Communities, Inc.), Series 2015-C, 5.00% 2022	1,690	1,974
Solid Waste Auth. of Palm Beach County, Improvement Rev. Ref. Bonds, Series 2011, 5.00% 2019	5,000	5,564
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2017	1,500	1,537
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund), Series 2011-B, AMT, 5.00% 2021	2,500	2,890
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project), Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	10,370	10,992
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 4.00% 2026	4,000	4,645
State Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	3,764
Sumter County, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2021	500	574
Sumter County, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2026	500	589
Sumter County, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2027	330	385
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2021	530	615
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,565
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,394
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2018	885	946
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017	5	5
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017 (escrowed to maturity)	1,170	1,216
Tampa Bay Water, Utility System Rev. Ref. Bonds, Series 2011-A, 5.00% 2017 (escrowed to maturity)	1,075	1,117
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	3,535
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Ref. Bonds, Series 2012-B, 5.00% 2023	3,000	3,591
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2016-A, 5.00% 2018	2,000	2,137
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2016-B, 5.00% 2017	2,000	2,057
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,014
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,167
		274,243
Georgia 2.28%
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2022 (escrowed to maturity)	1,210	1,462
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2023 (escrowed to maturity)	1,825	2,253
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Eastside Project), Series 2016, 5.00% 2017	375	378
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Eastside Project), Series 2016, 5.00% 2018	320	335
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2013-B, 5.00% 2020	2,000	2,296
DeKalb County, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	7,170	7,788
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Bonds, notes & other debt instruments Georgia (continued)	Principal amount (000)	Value (000)
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.00% 2022	$1,000	$1,179
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	955	1,007
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	1,635	1,739
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,518
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,463
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,560
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2014-B, 0.91% 2025 (put 2017)[1]	9,000	8,994
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019	4,160	4,482
Municipal Electric Auth., Project 1, Series 2008-D, 5.75% 2019 (preref. 2018)	11,840	12,801
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	6,540	7,530
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,190
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	11,748
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), 5.00% 2018	210	221
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2022	1,050	1,220
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2024	2,500	2,995
State Road and Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	3,849
		89,008
Guam 0.18%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2018	750	796
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	3,320	3,748
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	500	601
Power Auth., Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2021	500	572
Waterworks Auth., Water and Wastewater System Rev. Bonds, 5.00% 2026	965	1,168
		6,885
Hawaii 0.64%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	9,900	10,544
G.O. Bonds, Series 2011-DZ, 5.00% 2020	1,125	1,297
G.O. Bonds, Series 2011-DZ, 5.00% 2020 (escrowed to maturity)	760	879
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,015
G.O. Ref. Bonds of 2011, Series EA, 5.00% 2019	1,000	1,120
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2017)	1,000	1,028
City and County of Honolulu, G.O. Bonds, Series 2012-B, 5.00% 2021	1,250	1,473
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,250
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2029	1,670	2,074
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2017	450	462
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2018	500	532
Dept. of Transportation, Airports Division Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	1,000	1,187
		24,861
Limited Term Tax-Exempt Bond Fund of America — Page 11 of 41

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Bonds, notes & other debt instruments Idaho 0.30%	Principal amount (000)	Value (000)
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2017	$4,500	$4,628
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,294
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2025	1,500	1,831
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2026	1,515	1,864
		11,617
Illinois 8.96%
Build Bonds (Sales Tax Rev. Bonds), Series June 2013, 5.00% 2020	1,000	1,131
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	2,390	2,665
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	1,000	1,131
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	2,500	3,074
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307 Guideway Modernization Formula Funds), Assured Guaranty insured, 5.00% 2022	1,400	1,577
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019 (preref. 2016)	4,595	4,612
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds, Assured Guaranty insured, 5.00% 2019 (preref. 2016)	905	908
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2021	2,000	2,263
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2023	1,000	1,175
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2024	7,000	8,344
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	500	600
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2017	1,500	1,510
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-B, 5.00% 2019	2,785	3,014
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2012-B, AMT, 5.00% 2024	2,000	2,299
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-A, AMT, 5.00% 2022	3,055	3,543
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,091
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025	6,170	7,042
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	10,000	11,369
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,888
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,796
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2018	2,000	2,087
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2019	2,000	2,158
City of Chicago, O’Hare International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2013-B, AMT, 5.00% 2022	3,000	3,480
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2021	850	950
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2022	460	523
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2022	1,100	1,250
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,435	1,652
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	12,143
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	1,235	1,479
Limited Term Tax-Exempt Bond Fund of America — Page 12 of 41

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	$1,250	$1,486
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2025	775	883
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	900	1,055
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	2,000	2,462
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,500	3,109
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,504
County of Cook, G.O. Ref. Bonds, Series 2011-A, 5.00% 2019	2,500	2,743
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2019	1,000	1,097
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,163
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,886
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds, Series 2001-A, FGIC-National insured, 5.50% 2020	2,000	2,305
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	4,000	4,529
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2017	5,000	5,144
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,216
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	8,297
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 2001-B-1, 1.10% 2036 (put 2018)	1,250	1,252
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,000
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,063
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,092
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2021	375	438
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,531
Fin. Auth., Rev. Bonds (Ascension Health Alliance Credit Group), Series 2012-E, 5.00% 2042 (put 2017)	1,000	1,021
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,264
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,394
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,416
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	5,000	5,778
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	1,000	1,161
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2020	290	324
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2022	200	234
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2026	540	653
Fin. Auth., Rev. Bonds (Lifespace Communitys), Series 2015-A, 5.00% 2028	1,060	1,265
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2025	5,530	6,669
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	5,000	5,961
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2029	5,000	5,859
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	1,080	1,327
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2027	1,000	1,220
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 1.25% 2018	500	500
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,750	2,103
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, 1.719% 2036 (put 2021)[1]	2,275	2,285
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 4.00% 2024	4,000	4,342
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2027	1,750	2,030
Fin. Auth., Rev. Bonds (Rehab Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,946
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2017	1,000	1,026
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	2,692
Fin. Auth., Rev. Bonds (University of Chicago), Series 2009-B, 5.00% 2017	2,325	2,391
Fin. Auth., Rev. Bonds (University of Chicago), Series 2009-B, 5.00% 2017 (escrowed to maturity)	175	180
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	6,000	6,572
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2026	250	312
Limited Term Tax-Exempt Bond Fund of America — Page 13 of 41

unaudited
Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2027	$500	$616
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,306
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,211
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	903
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,412
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,782
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	990	1,172
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034 (preref. 2019)	10	12
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,560
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,583
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,043
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	846
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	889
Fin. Auth., Student Housing Rev. Bonds (CHF - Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	797
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center), 5.125% 2020	5,175	5,541
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	1,575	1,623
G.O. Bonds, Series 2014, 5.00% 2024	5,000	5,525
G.O. Bonds, Series of March 2013, 5.00% 2022	1,250	1,372
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	7,500	8,290
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	1,930	2,044
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	5,000	5,330
Housing Dev. Auth., Multifamily Housing Rev. Notes (Marshall Field Garden Apartment Homes), 1.63% 2050 (put 2025)[1]	10,500	10,378
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	2,965	3,217
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2022	1,500	1,691
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2023	1,545	1,761
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2024	1,425	1,632
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2025	850	977
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	2,700	3,160
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2020	1,000	1,109
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	1,000	1,096
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,624
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	6,500	7,118
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	6,525	7,380
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.375% 2021	1,000	1,165
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023	12,925	14,997
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	1,520	1,668
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2025	2,005	2,166
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043	2,500	3,306
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048	2,000	2,703
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,042
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-A, 5.00% 2021	1,250	1,470
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2024	3,375	4,118
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2027	950	1,191
Limited Term Tax-Exempt Bond Fund of America — Page 14 of 41

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Bonds, notes & other debt instruments Illinois (continued)	Principal amount (000)	Value (000)
Unemployment Insurance Fund Building Receipts Rev. Bonds (Illinois Dept. of Employment Security), Series 2012-B, 5.00% 2017	$2,000	$2,021
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 3.00% 2018	1,000	1,030
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2011-A, 5.00% 2019	770	839
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.00% 2017	200	201
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.00% 2018	200	204
Village of Volo, Lake County, Special Service Areas Number Three and Number Six, Special Tax Rev. Ref Bonds (Symphony Meadows/Lancaster Falls Projects), Assured Guaranty Municipal insured, 3.00% 2020	625	647
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 2.375% 2022	554	555
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 2.625% 2023	1,109	1,117
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.00% 2018	830	846
United City of Yorkville, Special Tax Rev. Ref. Bonds (Special Service Area Numbers 2005-108 and 2005-109), Assured Guaranty Municipal insured, 3.00% 2021	994	1,028
		350,248
Indiana 3.11%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2022	700	836
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2023	500	604
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2024	1,000	1,221
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2025	600	741
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2026	350	429
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2027	220	266
Fin. Auth., Hospital Rev. Ref. Bonds (Beacon Health Obligated Group), Series 2013-A, 5.00% 2021	1,000	1,167
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2020	1,460	1,640
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2020	5,000	5,637
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2023	1,025	1,261
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2022	4,440	5,348
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2023	4,850	5,931
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2024	2,895	3,581
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2016-A, 5.00% 2025	2,000	2,500
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,673
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2021	2,000	2,317
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2022	2,000	2,374
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-B, AMT, 5.00% 2019	10,440	10,511
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2026	500	601
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2027	500	593
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), 5.00% 2028	500	588
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	3,731
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2018 (escrowed to maturity)	3,000	3,166
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-B, 5.00% 2019	1,000	1,108
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, AMT, 5.50% 2025	3,630	3,848
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2006-B-8, 4.10% 2046 (put 2016)	4,500	4,501
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-1, 2.80% 2027 (put 2019)	1,850	1,924
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 2.00% 2027 (put 2017)	935	942
Limited Term Tax-Exempt Bond Fund of America — Page 15 of 41

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Bonds, notes & other debt instruments Indiana (continued)	Principal amount (000)	Value (000)
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2006-B-7, 4.10% 2046 (put 2016)	$2,000	$2,000
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	2,550	2,682
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,025
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,065
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,103
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2015-W-2, 5.00% 2021	1,300	1,528
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017 (escrowed to maturity)	20,545	20,727
Indianapolis, Local Public Improvement, Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2014-D, AMT, 5.00% 2022	2,000	2,336
Indianapolis, Local Public Improvement, Bond Bank Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,033
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-A, National insured, 5.60% 2016	4,000	4,000
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 1988-C, National insured, 5.85% 2019	2,000	2,189
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project), Series 2003, AMBAC insured, 5.70% 2017	2,000	2,061
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2025	1,000	1,233
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2026	2,400	2,980
Trustees of Purdue University, Purdue University Student Facs. System, Rev. Ref. Bonds., Series 2011-A, 5.00% 2022	1,200	1,401
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), AMT, 5.00% 2045 (put 2022)	2,000	2,341
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	1,000	1,006
		121,749
Iowa 0.02%
Fin. Auth., Single Family Mortgage Bonds, Series 2015-A, AMT, 3.50% 2040	845	883
Kansas 0.08%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,150	1,288
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2022	1,750	1,827
		3,115
Kentucky 1.02%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2017	325	327
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2014-A, 5.00% 2024	3,000	3,656
Health Facs. Auth. Rev. Bonds (Catholic Health Initiatives), Series 2014-B, 2.70% 2039 (put 2021)	1,500	1,564
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	2,000	2,059
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2018	2,455	2,610
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.85% 2031 (put 2016)[1]	3,100	3,100
Louisville/Jefferson County, Metro Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2027	1,000	1,227
Public Transportation Infrastructure Auth., Toll Rev. Bond Anticipation Notes (Downtown Crossing Project), Series 2013-A, 5.00% 2017	8,625	8,852
Limited Term Tax-Exempt Bond Fund of America — Page 16 of 41

unaudited
Bonds, notes & other debt instruments Kentucky (continued)	Principal amount (000)	Value (000)
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal insured, 5.00% 2018	$2,500	$2,700
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 87), Series 2007, FGIC-National insured, 5.00% 2018	40	41
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 87), Series 2007, FGIC-National insured, 5.00% 2018 (preref. 2017)	2,960	3,003
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,690
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	3,838
Turnpike Auth., Econ. Dev. Road Rev. Bonds (Revitalization Projects), Series 2012-A, 5.00% 2019	4,000	4,403
		40,070
Louisiana 1.49%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2025	1,600	1,916
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, 5.00% 2017	1,750	1,791
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, 5.00% 2022	1,250	1,482
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2024 (preref. 2022)	1,000	1,204
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,400	6,657
G.O. Bonds, Series 2011-A, 5.00% 2020	6,000	6,829
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2020	2,000	2,268
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2017	200	208
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2018	560	603
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2027	1,000	1,199
City of New Orleans, Water Rev. and Ref. Bonds, Series 2014, 5.00% 2028	900	1,066
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,141
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2021	445	515
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), 5.00% 2022	350	415
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	1,250	1,426
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2020	5,330	5,941
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.00% 2022	7,235	8,351
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2028	3,525	3,744
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Ref. Bonds, Series 2013-A, 5.50% 2029	2,500	2,725
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,133
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,160	2,549
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2027	4,915	5,028
		58,191
Maine 0.14%
Housing Auth., Mortgage Purchase Bonds, Series 2016-B-1, 3.50% 2046	1,350	1,436
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	755	797
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	1,215	1,280
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,770	1,855
		5,368
Limited Term Tax-Exempt Bond Fund of America — Page 17 of 41

unaudited
Bonds, notes & other debt instruments Maryland 0.99%	Principal amount (000)	Value (000)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	$785	$827
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series D, AMT, 4.65% 2022	1,000	1,009
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	1,000	1,151
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Assured Guaranty Municipal insured, 5.00% 2030	875	1,072
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2029	2,635	3,109
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2007-A, 5.00% 2037 (preref. 2017)	4,555	4,685
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2010, 5.00% 2020	1,000	1,097
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2027	5,000	6,060
Stadium Auth., Rev. Bonds (Baltimore City Public Schools Construction and Revitalization Program), Series 2016, 5.00% 2018	1,810	1,922
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2020	8,150	9,118
Transportation Auth., Airport Parking Rev. Ref. Bonds (Baltimore/Washington International Thurgood Marshall Airport Projects), Series 2012-B, AMT, 5.00% 2021	7,565	8,652
		38,702
Massachusetts 2.05%
Dev. Fin. Agcy., Boston Medical Center Rev. Bonds (Green Bonds), Series 2012-C, 5.25% 2025	2,390	2,768
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2020	1,205	1,365
Dev. Fin. Agcy., Rev. Bonds (Berkshire Health Systems Issue), Series 2012-G, 5.00% 2021	1,500	1,740
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group), Series 2016-I, 5.00% 2025	2,500	3,087
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group), Series 2016-I, 5.00% 2026	1,000	1,248
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2014-M-3, 1.18% 2038 (put 2018)[1]	8,945	8,945
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System), Series 2015-O-3, 1.11% 2050 (put 2020)[1]	3,000	2,944
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,376
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,525
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	1,150	1,386
Dev. Fin. Agcy., Rev. Bonds (Umass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,377
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	2,415	2,835
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	5,000	4,858
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue J, Series 2012, AMT, 5.00% 2020	3,635	4,012
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2022	3,000	3,372
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2023	3,000	3,415
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2014-I, AMT, 5.00% 2025	3,000	3,488
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	4,000	4,657
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,137
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	965	1,009
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	2,000	2,158
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	4,450	4,730
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	850	919
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	3,170	3,399
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2018	3,000	3,230
Port Auth., Rev. Bonds, Series 2012-A, AMT, 4.00% 2020	525	570
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2019	465	512
Port Auth., Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	305	355
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,886
		80,303
Limited Term Tax-Exempt Bond Fund of America — Page 18 of 41

unaudited
Bonds, notes & other debt instruments Michigan 4.87%	Principal amount (000)	Value (000)
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2004-A, Assured Guaranty Municipal Insured, 5.25% 2020	$150	$170
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2018	1,500	1,595
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.), Series 2012-A, 5.00% 2019	1,200	1,302
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2015, 5.00% 2025	4,000	4,864
Fin. Auth., Hospital Rev. Ref. Bonds (Mclaren Health Care), Series 2015-D-2, 1.114% 2038 (put 2020)[1]	8,420	8,384
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	5,000	5,974
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2022	5,000	5,880
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	1,215	1,455
Fin. Auth. Local Government Loan Program Rev. Bonds (Water and Sewerage Dept. Sewage Disposal System Rev. Ref. Local Project), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2024	4,000	4,860
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	1,000	1,180
Fin. Auth., Local Government Loan Program, Rev. Bonds (City of Detroit Distributable State Aid UTGO Ref. Local Project Bonds), Series 2016-C-3, 4.00% 2017	2,000	2,025
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021 (preref. 2017)	3,500	3,703
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2020	1,750	1,934
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,650	1,856
Fin. Auth., Unemployment Obligation Assessment Rev. Ref. Bonds, Series 2012-A, 5.00% 2018	5,025	5,373
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,309
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	4,500	4,775
County of Genesee, Water Supply System Rev. Ref. Bonds (Limited Tax G.O.), Series 2014, Build America Mutual insured, 5.00% 2022	515	604
County of Genesee, Water Supply System Rev. Ref. Bonds (Limited Tax G.O.), Series 2014, Build America Mutual insured, 5.00% 2023	500	593
County of Genesee, Water Supply System Rev. Ref. Bonds (Limited Tax G.O.), Series 2014, Build America Mutual insured, 5.00% 2024	850	1,029
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2024	4,500	5,481
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	2,000	2,395
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2029	2,000	2,379
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2027	4,000	4,880
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2023	810	977
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017 (escrowed to maturity)	1,000	1,049
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2021	2,000	2,319
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,220
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	1,000	1,080
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	19,600	20,782
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2017	1,500	1,562
Regents of the University of Michigan, General Rev. Ref. Bonds, Series 2012-E, 1.060% 2033 (put 2018)[1]	7,175	7,143
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	6,280
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2020	2,400	2,680
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	5,415	5,651
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017 (escrowed to maturity)	825	863
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017 (escrowed to maturity)	260	272
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2023	3,000	3,620
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	800	990
State Grant Anticioation Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2020	2,860	2,972
State Hospital Fin. Auth., Project Rev. Ref. Bonds (Ascension Health Credit Group), Series 2010-B, 5.00% 2019	2,000	2,235
State Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,480	1,578
Limited Term Tax-Exempt Bond Fund of America — Page 19 of 41

unaudited
Bonds, notes & other debt instruments Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2022	$450	$525
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2023	1,125	1,332
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2024	1,190	1,429
County of Wayne, Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,210
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, FGIC-National insured, 5.00% 2018	1,000	1,044
Wayne County, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2007, AMT, National insured, 5.00% 2017	1,000	1,040
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	890	923
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2017	1,615	1,678
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2010-A, AMT, 5.00% 2018	3,590	3,844
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2019	1,000	1,100
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2020	10,000	11,258
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-A, AMT, 5.00% 2021	8,240	9,435
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2011-B, 5.00% 2019	1,000	1,111
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2019	3,560	3,917
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,500	1,793
Wayne County, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,193
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,240
		190,345
Minnesota 0.56%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	4,945	5,265
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	445	462
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,205	1,226
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	2,545	2,706
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	5,330	5,719
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	925	972
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.00% 2018	4,460	4,660
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,085
		22,095
Limited Term Tax-Exempt Bond Fund of America — Page 20 of 41

unaudited
Bonds, notes & other debt instruments Mississippi 0.18%	Principal amount (000)	Value (000)
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	$1,245	$1,501
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,045	1,272
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project), Series 2013-C, 5.00% 2020	1,750	1,957
State Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	1,750	2,149
		6,879
Missouri 0.42%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2025	1,500	1,860
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2017	1,510	1,525
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 1.50% 2018	225	226
Highways and Transportation Commission, Rev. Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	2,842
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	3,655	3,939
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,400	2,568
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	1,080	1,366
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,053
		16,379
Montana 0.05%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	960	1,008
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	1,000	1,071
		2,079
Nebraska 0.99%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	8,800	9,712
Hospital Auth. No. 2 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2015, 5.00% 2026	1,155	1,381
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System), Series 2008, 5.50% 2018 (escrowed to maturity)	2,965	3,131
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,295	1,328
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	390	402
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	175	178
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	115	117
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	1,650	1,748
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015, 3.50% 2045	4,050	4,308
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	8,505	8,955
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	3,600	3,870
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,325	2,479
Public Power Dist., General Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,089
		38,698
Nevada 2.18%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,567
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,065
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,680
Limited Term Tax-Exempt Bond Fund of America — Page 21 of 41

unaudited
Bonds, notes & other debt instruments Nevada (continued)	Principal amount (000)	Value (000)
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2020 (preref. 2017)	$4,500	$4,630
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2020	12,320	14,032
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2021	1,035	1,186
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2022	2,810	3,271
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	1,000	1,175
Clark County, Jet Aviation Fuel Tax Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2027	2,500	2,855
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2022	1,325	1,358
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	2,000	2,049
Clark County, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	15,150	15,343
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2019	3,000	3,312
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.00% 2016	750	750
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	1,235	1,255
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2018	1,005	1,024
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,185
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,060	2,495
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,200	1,443
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2019	7,760	8,546
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,065
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2020	1,080	1,227
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.00% 2016	765	766
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.00% 2017	500	505
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.00% 2018	1,455	1,475
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.125% 2020	1,890	1,926
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2019	1,345	1,375
Rural Housing Auth., Single Family Mortgage Rev. Bonds (Mortgage-backed Securities Program), Series 2007-B, AMT, 5.70% 2041	120	123
Washoe County, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,605
Washoe County, Gas Facs. Rev. Ref. Bonds (Sierra Pacific Power Company Projects), Series 2016-A, AMT, 1.50% 2031 (put 2019)	1,000	999
		85,287
New Hampshire 0.18%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2018	400	425
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2019	600	654
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2024	1,250	1,464
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2025	1,250	1,474
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2026	1,250	1,479
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2027	1,250	1,465
		6,961
Limited Term Tax-Exempt Bond Fund of America — Page 22 of 41

unaudited
Bonds, notes & other debt instruments New Jersey 2.78%	Principal amount (000)	Value (000)
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2025	$2,000	$2,368
Camden County, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (The Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2026	2,715	3,189
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,053
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Notes, 5.00% 2017	195	203
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Notes, 5.00% 2017 (escrowed to maturity)	4,805	5,030
Educational Facs. Auth., Rev. Ref. Bonds (College of New Jersey Issue), Series 2016-F, 5.00% 2027	1,560	1,901
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2026	2,885	3,473
Educational Facs. Auth., Rev. Ref. Bonds (New Jersey City University Issue), Series 2016-D, Assured Guaranty Municipal insured, 5.00% 2026	1,240	1,532
Educational Facs. Auth., Rev. Ref. Bonds (New Jersey City University Issue), Series 2016-D, Assured Guaranty Municipal insured, 5.00% 2027	1,380	1,686
Educational Facs. Auth., Rev. Ref. Bonds (Rowan University Issue), Series 2016-C, Assured Guaranty Municipal insured, 5.00% 2024	2,645	3,220
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2025	1,340	1,649
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2027	1,000	1,235
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,216
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (University Hospital), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	800	965
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 3.00% 2018	1,250	1,286
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 4.00% 2019	1,210	1,292
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2022	1,500	1,757
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2028	325	375
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,574
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,076
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2012-1A, AMT, 5.00% 2021	4,000	4,507
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2019	1,000	1,088
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 5.00% 2022	1,000	1,142
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2017	400	415
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2018	770	821
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2026	1,905	2,218
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	1,000	1,104
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2017	2,500	2,594
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2011-1, AMT, 5.00% 2019	2,500	2,725
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2016	1,000	1,003
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2021	2,000	2,254
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2014-1A1, AMT, 5.00% 2022	1,500	1,710
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,097
The Pollution Control Fncg. Auth. Of Salem County, Pollution Control Rev. Bonds (Philadelphia Electric Company Project), Series 1993-A, AMT, 2.50% 2025 (put 2019)	1,850	1,863
South Jersey Transportation Auth., Transportation System Rev. Bonds, 5.00% 2022	5,200	6,024
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2023	1,500	1,727
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2024	2,500	2,858
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2019	1,000	1,080
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds) Series 2014-A, 5.00% 2020	4,000	4,387
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds) Series 2014-A, 5.00% 2021	2,000	2,227
Limited Term Tax-Exempt Bond Fund of America — Page 23 of 41

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Bonds, notes & other debt instruments New Jersey (continued)	Principal amount (000)	Value (000)
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	$2,500	$2,572
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,631
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds, Series 2015-AA, 5.00% 2023	1,000	1,124
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,512
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 1.31% 2024 (put 2018)[1]	11,500	11,531
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 1.25% 2023 (put 2017)[1]	2,000	2,000
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 1.31% 2024 (put 2018)[1]	2,375	2,382
		108,676
New Mexico 0.19%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), 1.875% 2029 (put 2020)	3,000	3,047
Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	1,000	1,141
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	255	268
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	2,630	2,782
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	225	233
		7,471
New York 9.16%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds (St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2017 (escrowed to maturity)	1,500	1,570
Buffalo and Erie County, Industrial Land Dev. Corp., Obligated Group Rev. Bonds (Catholic Health System, Inc. Project), Series 2015, 5.00% 2023	800	950
Dormitory Auth., Bernard College Rev. Bonds, Series 2015-A, 5.00% 2026	500	623
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	4,550	4,684
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,648
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,995	3,320
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2019 (escrowed to maturity)	5	6
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2018	2,000	2,127
Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds, Series 2016-A, 5.00% 2024	5,000	6,205
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,186
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2015-B-A, 5.00% 2017	4,630	4,689
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2017	2,500	2,541
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2019	5,000	5,471
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-D, 5.00% 2025	5,000	6,229
Dormitory Auth., State Personal Income Tax Rev. Ref. Bonds (General Purpose), Series 2012-A, 5.00% 2022	2,000	2,415
Dormitory Auth., State University Educational Facs. Rev. Ref. Bonds. Series 2000-C, Assured Guaranty Municipal insured, 5.75% 2017	1,475	1,515
Dormitory Auth., Third General Resolution Rev. Ref. Bonds (State University Educational Facs. Issue), Series 2012-A, 5.00% 2018	3,000	3,190
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds (New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,569
Erie County, Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project), Series 2011-A, 5.00% 2020	4,780	5,422
Erie County, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2020	2,770	3,142
Various Purpose G.O. Bonds, Series 2016-B, 5.00% 2024	4,000	4,897
Town of Hempstead Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2025	1,670	1,909
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-E, 5.00% 2017	110	110
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-E, 5.00% 2017 (preref. 2016)	2,390	2,399
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020	1,230	1,339
Limited Term Tax-Exempt Bond Fund of America — Page 24 of 41

unaudited
Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020 (preref. 2019)	$775	$854
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 1.019% 2033 (put 2018)[1]	500	501
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, 1.249% 2033 (put 2018)[1]	1,025	1,031
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 2028	2,500	3,037
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	2,000	2,172
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	240	260
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018 (escrowed to maturity)	260	282
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3A, 1.38% 2017[1]	4,000	4,009
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-A-2B, 1.21% 2031 (put 2019)[1]	1,500	1,503
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2046	2,000	2,181
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,160
Metropolitan Transportation Auth., State Service Contract Rev. Ref. Bonds, Series 2002-A, National insured, 5.75% 2017	1,500	1,513
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,351
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2016	1,000	1,002
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	5,370	5,622
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2020	3,250	3,721
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 4.00% 2021	3,470	3,899
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,000	6,153
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2016	2,000	2,003
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,847
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 1.21% 2039 (put 2020)[1]	12,250	12,236
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-G-1H, 1.203% 2026 (put 2016)[1]	2,650	2,650
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2018	1,105	1,196
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2020	7,000	8,014
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2021	1,000	1,172
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-G-3, 1.053% 2031 (put 2016)[1]	2,000	2,000
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028	3,000	3,595
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	455	471
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	3,990	4,334
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	9,700	10,426
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,215	2,333
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	295	301
City of New York, G.O. Bonds, Series 2008-J-4, 1.18% 2025[1]	8,825	8,826
City of New York, G.O. Bonds, Series 2011-I-1, 5.00% 2017	5,000	5,162
City of New York, G.O. Bonds, Series 2012-I, 5.00% 2020	5,000	5,698
City of New York, G.O. Bonds, Series 2013-E, 5.25% 2022	5,000	6,063
City of New York, G.O. Bonds, Series 2014-A, 5.00% 2025	3,000	3,727
City of New York, G.O. Bonds, Series 2014-G, 5.00% 2023	1,500	1,834
City of New York, G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,217
City of New York, G.O. Bonds, Series 2016-E, 5.00% 2026	2,000	2,548
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	635
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,672
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,522
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2021	650	761
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2025	2,420	3,058
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	5,000	6,216
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series B, 5.00% 2017	1,910	1,931
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2003 Series A-1, 5.00% 2022	1,305	1,542
New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2011-E, 5.00% 2016	2,000	2,000
Limited Term Tax-Exempt Bond Fund of America — Page 25 of 41

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2022	$1,750	$2,027
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.00% 2017	2,000	2,024
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2019	4,000	4,233
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	6,180	6,255
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,692
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2009-EE, 5.00% 2018 (escrowed to maturity)	2,500	2,668
New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2009-FF-1, 5.00% 2018	2,000	2,135
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 4.00% 2022	5,185	5,789
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2023	2,195	2,577
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2020	4,790	5,450
Port Auth., Consolidated Rev. Ref. Bonds, Series 167, AMT, 5.00% 2021	3,420	3,938
Port Auth., Consolidated Rev. Ref. Bonds, Series 169, AMT, 5.00% 2020	5,000	5,702
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2022	2,210	2,600
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2023	5,000	6,083
Public Housing Capital Fund Rev. Trust I, Trust Certificates, 4.50% 2022[2,3]	2,284	2,370
County of Rockland G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,250	1,457
State Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (New York State Electric & Gas Corp. Project), Series 2004-A, AMT, 2.375% 2027 (put 2020)	3,000	3,073
Suffolk County, Econ. Dev. Corp., Rev. Ref. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2019	3,000	3,294
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2020	2,000	2,243
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2021	4,000	4,621
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	1,000	1,098
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2017	10,000	10,184
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,237
Tobacco Settlement Fncg. Corp., Asset-Backed Rev. Bonds, Series 2013-B, 5.00% 2021	20	20
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2017	2,000	2,049
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds (State Contingency Contract Secured), Series 2011-B, 5.00% 2018	2,500	2,659
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2020	2,500	2,787
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2021	1,250	1,427
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2022	2,000	2,332
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, L.P. Project), AMT, 5.00% 2023	500	594
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds, Series 2005-B-4D, 0.934% 2031 (put 2018)[1]	2,000	1,996
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2000-ABCD-4, Assured Guaranty Municipal insured, 0.98% 2018[1]	500	500
Urban Dev. Corp., Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2029	1,500	1,816
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,518
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,048
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2021	5,000	5,792
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2021	5,000	5,792
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2025	2,000	2,495
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	750	930
Limited Term Tax-Exempt Bond Fund of America — Page 26 of 41

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Bonds, notes & other debt instruments New York (continued)	Principal amount (000)	Value (000)
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-A, 5.00% 2028	$2,000	$2,519
Westchester County, Health Care Corp., Rev. Bonds, Series 2010-B, 5.00% 2017	2,500	2,599
		358,020
North Carolina 0.61%
Charlotte-Mecklenburg Hospital Auth., Carolinas HealthCare System, Health Care Rev. Ref. Bonds, Series 2016-A, 4.00% 2018	2,500	2,588
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 5.00% 2017 (escrowed to maturity)	1,500	1,511
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,750	3,968
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2026	500	602
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2027	500	607
Medical Care Commission, Health System Rev. Ref. Bonds (Mission Health Combined Group), Series 2017, 5.00% 2029	500	597
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2008-A, 5.25% 2017	1,925	1,940
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2008-A, 5.25% 2017 (escrowed to maturity)	1,075	1,083
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	2,500	2,810
Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 0.89% 2034 (put 2016)[1]	2,500	2,500
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,675
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2011, 4.00% 2023 (put 2018)	4,000	4,097
		23,978
North Dakota 0.57%
Burleigh County, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2023 (preref. 2021)	1,435	1,681
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,355	1,406
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2014-A, 4.00% 2034	795	850
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	940	1,003
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	6,975	7,569
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	1,500	1,614
Housing Fin. Auth., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	7,805	8,326
		22,449
Ohio 2.13%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018	4,875	4,977
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2021	2,250	2,599
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2022	3,300	3,901
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,757
American Municipal Power - Ohio, Inc., Rev. Ref. Bonds(Prairie State Energy Campus Project), Series 2008-A, 5.00% 2017	640	648
American Municipal Power - Ohio, Inc., Rev. Ref. Bonds(Prairie State Energy Campus Project), Series 2008-A, 5.00% 2017 (escrowed to maturity)	860	871
City of Cleveland, Airport System Rev. Bonds, Series 2000-C, Assured Guaranty Municipal insured, 5.00% 2017	2,200	2,215
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2017	450	453
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,540	3,914
Limited Term Tax-Exempt Bond Fund of America — Page 27 of 41

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Bonds, notes & other debt instruments Ohio (continued)	Principal amount (000)	Value (000)
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	$2,345	$2,664
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2022	820	955
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	1,075	1,290
City of Cleveland, Airport System Rev. Ref. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,418
City of Cleveland, Water Rev. Ref. Bonds, Series 2009-T, 5.00% 2018	3,620	3,796
County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-OH, 0.70% 2046 (put 2017)[1]	1,500	1,500
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2020	2,360	2,657
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2021	1,000	1,155
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,187
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	4,795	5,145
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program), Series 2016-D, 4.00% 2047	7,270	7,923
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	180	188
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	795	834
Infrastructure Improvement G.O. Bonds, Series 2012-A, 5.00% 2019	4,560	4,974
Infrastructure Improvement G.O. Ref. Bonds, Series 2011-B, 5.00% 2018	2,000	2,145
Kent State University, Rev. General Receipts, Series 2016, 4.00% 2024	5,000	5,795
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,417
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,273
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,079
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 4.00% 2019	1,250	1,361
Treasurer of State, Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2026	850	1,012
Treasurer of State, Tax-Exempt Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2027	500	590
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	1,000	1,090
Warren County, Health Care Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.00% 2021	1,215	1,403
		83,186
Oklahoma 0.11%
Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018 (escrowed to maturity)	1,000	1,074
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	225	230
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 1.43% 2023 (put 2018)[1]	1,510	1,508
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2021	1,355	1,547
		4,359
Oregon 0.34%
Dept. of Administrative Services, Certs. of Part., Series 2009-A, 5.00% 2020 (preref. 2019)	2,500	2,751
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	2,000	2,037
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.51% 2020 (put 2017)[1]	1,500	1,500
Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2013-C, 1.63% 2022 (put 2018)[1]	75	75
G.O. Bonds (Veterans’ Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	1,610	1,752
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	975	1,059
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2017	1,000	1,028
Limited Term Tax-Exempt Bond Fund of America — Page 28 of 41

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Bonds, notes & other debt instruments Oregon (continued)	Principal amount (000)	Value (000)
Port of Portland, Portland International Airport Rev. Bonds, Subseries 20-C, AMT, 5.00% 2021	$1,000	$1,130
Port of Portland, Portland International Airport Rev. Ref. Bonds, Subseries 21-B, AMT, 5.00% 2018	2,000	2,131
		13,463
Pennsylvania 5.43%
Allegheny County, Airport Auth., Airport Rev. Bonds, Series 2012-A-1, AMT, 5.00% 2024	1,025	1,164
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	4,654
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	4,289
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,463
Allegheny County, Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds, Series 2010-A, 5.00% 2017	2,000	2,046
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,546
Cumberland County, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 4.00% 2017	300	301
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2009-A, 5.25% 2017	175	179
Dauphin County, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2009-A, 5.25% 2017 (escrowed to maturity)	705	724
Delaware River Joint Toll Bridge Commission Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2026	410	503
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,740	1,876
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,300	1,465
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 3.00% 2017	690	704
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2021	650	757
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2022	500	592
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2024	400	484
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2025	500	608
East Hempfield Township Industrial Dev. Auth., Rev. and Ref. Bonds (Willow Valley Communities Project), 5.00% 2026	500	602
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 0.70% 2045 (put 2016)[1]	15,000	15,000
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,792
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,500	5,291
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, AMT, 2.625% 2021	1,000	1,044
Econ. Dev. Fncg. Auth., Solid Waste Rev. Ref. Bonds, (Republic Services, Inc. Project), Series 2010-A, AMT, 1.15% 2019 (put 2016)[1]	1,000	1,000
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	5,000	5,526
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-B, 5.00% 2020	5,000	5,533
G.O. Bonds, Second Ref. Series 2009, 5.00% 2020	2,000	2,258
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2008, 5.00% 2018 (escrowed to maturity)	670	697
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,131
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	1,300	1,388
Limited Term Tax-Exempt Bond Fund of America — Page 29 of 41

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	$550	$576
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	7,245	7,580
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	905	955
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	7,410	7,880
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	12,000	12,762
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2010, 5.00% 2017	1,500	1,540
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program), Series 2010, 5.00% 2019	2,000	2,206
Lehigh County, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network Obligated Group), Series 2016-A, 5.00% 2026	500	619
Lehigh County, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network Obligated Group), Series 2016-A, 5.00% 2027	200	246
Mifflin County, Hospital Auth. Rev. Ref. Bonds (Lewistown Hospital Project), 5.125% 2022	5,830	6,000
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,574
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2021	2,000	2,231
Montgomery County, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2026	1,000	1,163
Montgomery County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Company Project), Series 1999-A, 2.50% 2030 (put 2020)	3,000	3,027
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,162
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	1,022
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,105
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2023	2,400	2,787
Montgomery County, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	1,000	1,154
Northampton County, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital Project), Series 2008-A, 5.25% 2023 (preref. 2018)	1,250	1,346
Pennsylvania State University, Rev. Ref. Bonds, Series 2016-B, 5.00% 2026	1,000	1,273
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2017	1,000	1,037
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2022	1,500	1,771
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2026	1,100	1,360
City of Philadelphia, Gas Works Rev. Ref. Bonds (1998 General Ordinance), Fourteenth Series, 5.00% 2027	1,800	2,211
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,639
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,300
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2024	5,000	5,790
School Dist. of Philadelphia, G.O. Bonds, Series 2016-F, 5.00% 2025	3,000	3,482
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2019	1,000	1,075
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project), Series 2012, 5.00% 2021	2,000	2,233
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 1.214% 2017[1]	2,160	2,160
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	1,000	1,081
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2021	2,840	3,135
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2022	5,355	6,004
Auth. for Industrial Dev., Temple University Rev. Bonds, 1st Series 5.00% 2028	1,000	1,200
Turnpike Commission, Turnpike Rev. Bonds, 5.00% 2022	5,000	5,861
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,500	1,865
Limited Term Tax-Exempt Bond Fund of America — Page 30 of 41

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Bonds, notes & other debt instruments Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2008-C-1, Assured Guaranty insured, 6.25% 2038 (preref. 2018)	$2,935	$3,185
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 1.33% 2019[1]	2,000	1,991
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, 1.61% 2021[1]	8,775	8,745
Turnpike Commission, Turnpike Rev. Bonds, Series 2015-A-2, 1.43% 2045 (put 2018)[1]	8,500	8,500
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2027	1,060	1,289
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, 0.969% 2017[1]	2,500	2,498
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-2, 1.069% 2018[1]	2,000	1,997
York County, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	4,000	4,045
		212,279
Puerto Rico 0.09%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2020	3,345	3,545
Rhode Island 0.82%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	1,000	1,176
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	2,500	2,992
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	2,000	2,353
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2024	2,350	2,793
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,413
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	1,310	1,388
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-2, 4.00% 2032	1,065	1,109
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	4,500	4,753
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2018	800	855
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2019	900	986
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2020	1,250	1,394
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2014-A, AMT, 5.00% 2021	1,400	1,582
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.50% 2025	3,000	3,039
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,015
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.00% 2026	4,000	3,959
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 5.00% 2019	400	436
		32,243
South Carolina 0.93%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	2,500	2,688
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,835	1,991
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,117
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.25% 2024	3,120	3,736
Lexington County, Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2016	2,000	2,000
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017 (escrowed to maturity)	2,000	2,014
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018 (escrowed to maturity)	1,275	1,338
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2021	1,005	1,182
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	1,000	1,202
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2021	3,095	3,640
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2022	1,000	1,202
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2025	1,000	1,246
Limited Term Tax-Exempt Bond Fund of America — Page 31 of 41

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Bonds, notes & other debt instruments South Carolina (continued)	Principal amount (000)	Value (000)
Richland County, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 2023	$4,000	$4,316
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	8,655
		36,327
South Dakota 0.14%
Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2023	1,000	1,172
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2022	375	449
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	650	670
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	590	620
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	1,220	1,330
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	1,060	1,112
		5,353
Tennessee 1.00%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2011-1-A, AMT, 4.50% 2031	1,470	1,561
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2012-1-A, AMT, 4.50% 2038	540	572
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	900	951
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	265	275
Housing Dev. Agcy., Residential Fin. Program Bonds, AMT, 4.00% 2046	945	1,013
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	2,215	2,291
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,175	1,248
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	2,060	2,183
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	240	257
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2019	1,000	1,080
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2020	1,220	1,357
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2022	3,320	3,875
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2023	1,000	1,190
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,375	5,520
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,031
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.50% 2019	2,500	2,769
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2018	2,500	2,652
Memphis-Shelby County, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-C, AMT, 5.00% 2019	1,500	1,642
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2021	1,580	1,788
		39,255
Texas 7.94%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	1,000	995
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus), Series 2008, 5.25% 2017 (escrowed to maturity)	1,500	1,551
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,500	1,623
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,250	1,574
Bexar County, Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	2,698
Bexar County, Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,173
Brazos River Harbor Navigation Dist. of Brazoria County, Environmental Facs. Rev. Ref. Bonds (Dow Chemical Co. Project), Series 2002-A-4, AMT, 5.95% 2033	9,000	9,722
City of Brownsville, Utilities System Rev. Ref. Bonds, 5.00% 2021	1,500	1,749
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2020	1,000	1,132
Limited Term Tax-Exempt Bond Fund of America — Page 32 of 41

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-B, 5.00% 2045 (put 2021)	$1,900	$2,112
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,000	1,190
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,205
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,500	1,818
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-A, 5.00% 2042 (put 2020)	500	560
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,196
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County), Series 2009, 5.00% 2019	2,070	2,295
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2007, 5.00% 2018	1,080	1,093
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	4,474
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,084
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,007
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	5,990
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-A, AMT, 5.00% 2026	1,000	1,172
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-E, AMT, 5.00% 2020	5,000	5,708
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-F, 5.00% 2021	2,000	2,344
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,204
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	1,000	1,078
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2011-C, 5.00% 2022	1,430	1,640
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2012-B, 5.00% 2021	2,500	2,871
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2013-D, 5.00% 2021	1,000	1,172
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 2026	2,000	2,384
Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,010	2,395
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,052
G.O. Bonds, College Student Loan Bonds, Series 2011-A, AMT, 5.00% 2019	1,700	1,881
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2019	1,000	1,072
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Rev. Ref. Bonds (Baylor College of Medicine), 1.169% 2045 (put 2020)[1]	13,000	13,367
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,500	3,662
Harris County, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System), Series 2014-A, 5.00% 2025	2,850	3,505
Harris County, Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project), Series 2006, 4.70% 2018	2,000	2,082
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,162
Harris County, Metropolitan Transit Auth., Sales and Use Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,500	1,894
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	750	882
Harris County, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	4,000	4,932
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,137
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,393
Harris County, Toll Road Rev. Bonds, Series 2012-B, 1.33% 2021 (put 2018)[1]	13,500	13,494
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,057
Harris County, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,500	1,876
Limited Term Tax-Exempt Bond Fund of America — Page 33 of 41

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	$215	$222
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,028
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,644
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,601
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2019	10,000	10,972
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	1,000	1,156
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2021	3,785	4,357
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 1.38% 2034 (put 2017)[1]	950	950
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2022	2,000	2,415
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2025	3,905	4,902
City of Houston, Combined Utility System, Rev. Ref. Bonds, Series 2012-A, 1.53% 2034 (put 2020)[1]	7,500	7,467
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,733
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018 (preref. 2017)	1,500	1,519
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2021	800	913
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), 5.00% 2022	1,000	1,159
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,073
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2011-B, 5.00% 2019	5,000	5,496
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2026	835	1,043
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2027	300	371
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2020	5,890	6,634
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 1.00% 2020 (put 2016)[1]	1,750	1,750
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,565
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	3,500	4,020
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2022	2,800	3,266
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2023	2,000	2,335
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2022	375	436
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2023	500	588
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2024	625	740
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2027	1,000	1,161
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	870	1,001
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF - Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	800	888
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System, Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2022	1,400	1,446
North Texas Tollway Auth., Dallas North Tollway System Rev. Ref. Bonds, Series 2005-C, 5.00% 2019	2,000	2,167
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,000	1,173
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,159
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,288
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2014-C, 1.30% 2038 (put 2020)[1]	3,900	3,911
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,250	1,354
Limited Term Tax-Exempt Bond Fund of America — Page 34 of 41

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	$5,400	$5,457
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	2,000	2,395
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,600	1,928
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,000	1,201
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	2,000	2,449
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2022	2,000	2,362
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2023	1,500	1,766
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,013
Public Fin. Auth., Texas Southern University, Rev. Fncg. System Bonds, Series 2016, BAM insured, 5.00% 2026	805	980
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2026	575	698
Red River Education Fin. Corp., Higher Education Rev. Bonds (Saint Edward’s University Project), Series 2016, 5.00% 2027	850	1,026
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2017	1,000	1,029
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2018	2,000	2,146
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2012, AMT, 4.00% 2021	1,000	1,106
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2008, 5.00% 2025 (preref. 2018)	1,475	1,552
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	2,000	2,104
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	3,000	3,191
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,000	2,532
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2020	1,680	1,894
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2012, AMT, 5.00% 2021	1,770	2,036
City of San Antonio, Water System Rev. Ref. Bonds, Series 2015-B, 5.00% 2027	1,045	1,284
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	1,012
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2029	5,020	6,077
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017 (escrowed to maturity)	1,500	1,551
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.00% 2016	720	721
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckner Retirement Services, Inc. Project), Series 2007, 5.00% 2016 (escrowed to maturity)	560	561
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project), Series 2010-A, 4.50% 2022	500	547
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds, Series 2009, 5.00% 2020 (preref. 2019)	1,710	1,869
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-C, 4.00% 2027	2,000	2,335
Board of Regents of the Texas A&M University System, Series 2015-B, 5.00% 2025	1,585	1,942
Board of Regents of the Texas A&M University System, Series 2015-B, 5.00% 2026	850	1,037
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds, Series 2012-A, 5.00% 2023	1,000	1,171
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds, Series 2012-A, 5.00% 2024	1,735	2,029
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020 (preref. 2018)	3,640	3,854
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020 (preref. 2018)	360	381
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 1.010% 2041 (put 2018)[1]	6,000	5,968
Transportation Commission, Highway Improvement, G.O. Bonds, Series 2010-B, 5.00% 2017	1,575	1,604
Limited Term Tax-Exempt Bond Fund of America — Page 35 of 41

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Bonds, notes & other debt instruments Texas (continued)	Principal amount (000)	Value (000)
Transportation Commission, Highway Improvement, G.O. Bonds, Series 2016, 5.00% 2018	$2,500	$2,648
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,073
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,053
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,399
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,059
Board of Regents of The University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2027	1,500	1,941
		310,541
Utah 0.34%
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	1,525	1,697
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019 (escrowed to maturity)	3,725	4,140
Transit Auth., Sales Tax Rev. Bonds, Series 2015-A, 5.00% 2025	1,000	1,242
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	5,845	6,317
		13,396
Vermont 0.07%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2025	2,000	2,461
Student Assistance Corp., Education Loan Rev. Notes, Series 2012-B, AMT, 2.358% 2022[1]	366	369
		2,830
Virgin Islands 0.10%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2013-A, 5.00% 2018	800	809
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,037
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 2.25% 2017[2]	105	104
		3,950
Virginia 0.09%
Resources Auth., Clean Water State Revolving Fund, Rev. Bonds, Series 2008, 5.00% 2026 (preref. 2018)	1,300	1,402
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 2.15% 2040 (put 2020)	1,000	1,026
Industrial Dev. Auth. of Wise County, Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 1.875% 2040 (put 2020)	1,000	1,017
		3,445
Washington 2.43%
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2015-S-2A, 1.33% 2045 (put 2018)[1]	10,500	10,510
Public Utility Dist. No. 1 of Clark County, Electric System Rev. Ref. Bonds, Series 2007, FGIC-National insured, 5.00% 2017	2,000	2,014
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2007-C, 5.00% 2017	3,000	3,086
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2009-A, 5.25% 2018	1,250	1,340
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2012-A, 5.00% 2017	5,000	5,144
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2025	875	1,100
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2016-A, 5.00% 2024	300	373
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	500	624
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 2027	1,575	1,984
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2020	5,000	5,690
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2019	1,000	1,106
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2014-C, 5.00% 2021	2,500	2,918
Limited Term Tax-Exempt Bond Fund of America — Page 36 of 41

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Bonds, notes & other debt instruments Washington (continued)	Principal amount (000)	Value (000)
Various Purpose G.O. Bonds, Series 1992-B, 6.40% 2017	$2,570	$2,654
Public Utility Dist. No. 2 of Grant County, Electric System Rev. Ref. Bonds, Series 2011-I, 5.00% 2017 (escrowed to maturity)	5,000	5,036
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,600	1,606
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Association), Series 2015, 5.00% 2027	1,250	1,462
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2026	1,000	1,192
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,168
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,406
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, 1.63% 2035 (put 2021)[1]	8,000	7,961
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,366
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,577
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,059
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	450	470
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 2038	1,390	1,457
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds, Series 2008-A, Assured Guaranty insured, 5.00% 2016	2,595	2,604
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2022	1,000	1,166
Port of Seattle, Special Fac. Rev. Ref. Bonds (Seatac Fuel Facs. LLC), AMT, 5.00% 2023	1,100	1,302
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2015-B-1, 1.31% 2045 (put 2018)[1]	6,800	6,801
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program - Phase III), Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	515	519
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2016	2,000	2,007
Port of Seattle, Rev. Ref. Bonds, Series 2015-B, 5.00% 2022	500	592
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2029	1,000	1,173
Skagit County, Public Hospital Dist. No. 1, Hospital Rev. Improvement and Rev. Ref. Bonds (Skagit Regional Health), Series 2016, 4.00% 2026	2,300	2,478
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2022	900	1,041
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2026	6,300	6,319
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 2027	2,500	2,547
		94,852
West Virginia 0.04%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.70% 2041 (put 2020)	1,400	1,385
Wisconsin 1.61%
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.00% 2018	400	425
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.00% 2018 (escrowed to maturity)	1,600	1,699
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-1, 4.00% 2043 (put 2018)	1,500	1,561
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Alliance Senior Credit Group), Series 2013-B-3, 5.00% 2043 (put 2020)	10,310	11,668
Health and Educational Facs. Auth., Rev. Bonds (Aurora Health Care, Inc.), Series 2010-A, 5.00% 2017	1,000	1,018
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2026	1,000	1,196
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2027	1,000	1,186
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,095
Health and Educational Facs. Auth., Rev. Bonds (UnityPoint Health), Series 2014-A, 5.00% 2022	1,000	1,204
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2021	7,765	8,997
Limited Term Tax-Exempt Bond Fund of America — Page 37 of 41

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Bonds, notes & other debt instruments Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care), Series 2012-C, 5.00% 2021 (escrowed to maturity)	$1,200	$1,413
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,918
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2032	940	1,088
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,089
Health and Educational Facs. Auth., Rev. Ref. Bonds (Thedacare, Inc.), Series 2015, 5.00% 2026	1,170	1,424
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	6,100	6,454
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	7,720	8,104
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	1,250	1,303
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,615
Milwaukee County, Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,662
Milwaukee County, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2023	1,475	1,759
Milwaukee County, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,550	1,860
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2024	500	615
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	629
		62,982
Wyoming 0.15%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	1,500	1,554
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	4,080	4,418
		5,972
Total bonds, notes & other debt instruments (cost: $3,484,226,000)		3,584,756
Short-term securities 8.59%
State of California, Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-S-3, 0.30% 11/3/2016	5,000	5,000
State of California, Various Purpose G.O. Commercial Paper, Series 2016-A-5, 0.77% 12/6/2016	3,000	3,000
State of California, City of Los Angeles, Dept. of Water and Power, Commercial Paper, Series 2016-A-2, 0.90% 1/9/2017	8,000	8,000
State of California, County of Los Angeles, 2016-17 Tax and Rev. Anticipation Notes, 3.00% 2017	14,000	14,217
State of California, Statewide Communities Dev. Auth. (Kaiser Permanente), Rev. Bonds, Series 2002-E, 0.58% 2036[1]	1,000	1,000
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 0.62% 2048[1]	4,900	4,900
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2016-A, 2.00% 6/27/2017	25,000	25,203
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-1, 0.85% 12/6/2016	5,000	5,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.83% 11/1/2016	3,000	3,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.86% 11/2/2016	4,000	4,000
State of Connecticut, Health and Educational Facs. Auth., Higher Education Commercial Paper, Series 2016-2, 0.87% 12/5/2016	4,000	4,000
State of Idaho, Tax Anticipation Notes, Series 2016, 2.00% 6/30/2017	20,000	20,182
State of Kentucky, Louisville and Jefferson County, Metropolitan Sewer Dist., Sewer and Drainage System Bonds, Series 2015, 5.00% 11/22/2016	5,000	5,013
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2010-B, 0.92% 12/2/2016	3,900	3,900
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.85% 12/21/2016	4,000	4,000
State of Maryland, Montgomery County, Consolidated Public Improvement Bond Anticipation Notes, Series 2009-B, 0.86% 12/21/2016	8,000	8,000
Limited Term Tax-Exempt Bond Fund of America — Page 38 of 41

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2016-A, 2.00% 4/24/2017	$6,000	$6,038
State of Massachusetts, Housing Fin. Agcy., Housing Bonds, Series 2009-A, 0.63% 2043[1]	1,240	1,240
State of Minnesota, Housing and Redev. Auth. of the City of Saint Paul, Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 0.39% 2035[1]	4,300	4,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 0.50% 2030[1]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 0.52% 2030[1]	11,300	11,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.50% 2030[1]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 0.48% 2035[1]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 0.50% 2035[1]	10,000	10,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 0.52% 2035[1]	12,500	12,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 0.50% 2035[1]	4,000	4,000
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 1996-A, 0.50% 2030[1]	5,000	5,000
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.49% 2041[1]	5,000	5,000
State of New York, New York City Industrial Dev. Agcy., Civic Fac. Ref. and Improvement Rev. Bonds (2005 American Civil Liberties Union Foundation, Inc. Project), Series 2005, JPMorgan Chase LOC, 0.52% 2035[1]	6,350	6,350
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bond Anticipation Notes, Series 2016-A-1-F, 2.00% 3/1/2017	7,500	7,532
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2016-A-1-E, 2.00% 3/1/2017	10,000	10,042
State of New York, City of New York, G.O. Bonds, Series 2006-H-1, 0.52% 2036[1]	6,100	6,100
State of New York, City of New York, G.O. Bonds, Series 2008-L-4, 0.50% 2038[1]	3,990	3,990
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-3, 0.52% 2045[1]	14,850	14,850
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2015-E-4, 0.50% 2045[1]	2,600	2,600
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2016-E-4, 0.52% 2045[1]	18,200	18,200
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 0.500% 2035[1]	5,000	5,000
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2006, Series 2005-B, 0.52% 2032[1]	4,190	4,190
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2007, Series 2006-CC-1, 0.65% 2038[1]	5,000	5,000
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014, Series 2013-AA-2, 0.52% 2050[1]	2,550	2,550
State of New York, New York City, Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2014-BB-4, 0.48% 2050[1]	4,400	4,400
State of New York, New York City, Transitional Fin. Auth., New York City Recovery Bonds, Fiscal Series 2003-1, Subseries 1-C, 0.52% 2022[1]	1,930	1,930
State of New York, Urban Dev. Corp., State Personal Income Tax Rev. Bonds (State Facs. and Equipment), Series 2004-A-3B, 0.85% 2033[1]	7,700	7,700
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2016-A, 2.00% 6/30/2017	13,000	13,118
State of South Carolina, York County, National Rural Utilities Cooperative Fin. Corp., Pollution Control Rev. Commercial Paper, Series 2000, 1.00% 11/1/2016	4,000	4,000
Limited Term Tax-Exempt Bond Fund of America — Page 39 of 41

unaudited
Short-term securities	Principal amount (000)	Value (000)
State of South Carolina, York County, National Rural Utilities Cooperative Fin. Corp., Pollution Control Rev. Commercial Paper, Series 2000-B, 1.00% 11/1/2016	$2,000	$2,000
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.59% 2034[1]	2,000	2,000
State of Texas, City of Houston, Public Improvement G.O. Bonds, Series 2016-H-2, 0.90% 1/12/2017	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, 1.00% 6/30/2017	5,000	5,009
State of Texas, Tarrant County, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.50% 2041[1]	2,300	2,300
State of Virginia, Virginia College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.28% 2036[1]	4,115	4,115
Total short-term securities (cost: $335,778,000)		335,769
Total investment securities 100.26% (cost: $3,820,004,000)		3,920,525
Other assets less liabilities (0.26%)		(9,992)
Net assets 100.00%		$3,910,533

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,284,000, which represented .54% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Limited Term Tax-Exempt Bond Fund of America — Page 40 of 41

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2016, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$106,590
Gross unrealized depreciation on investment securities	(5,428)
Net unrealized appreciation on investment securities	101,162
Cost of investment securities	3,819,363

Key to abbreviations
Agcy. = Agency	Facs. = Facilities
AMT = Alternative Minimum Tax	Fin. = Finance
Auth. = Authority	Fncg. = Financing
Certs. of Part. = Certificates of Participation	G.O. = General Obligation
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-043-1216O-S54108	Limited Term Tax-Exempt Bond Fund of America — Page 41 of 41

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: December 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: December 27, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 27, 2016